Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Amounts Recognized In Financial Statements With Respect To Share-Based Plans

	December 31,
(Thousands of dollars)	2014	2013	2012
Compensation charged against income before income tax benefit	$10,435	9,391	8,416
Related income tax benefit recognized in income	3,652	3,287	2,946

Summary Of Changes In Stock Options Outstanding

	Number of Shares	Average Exercise Price
Outstanding at December 31, 2012	—	$—
Granted at FMV	625,101	35.12
Exercised	—	—
Forfeited	(3,952)	33.92
Outstanding at December 31, 2013	621,149	35.13
Granted at FMV	127,400	39.46
Exercised	(74,766)	34.21
Forfeited	(13,148)	38.36
Outstanding at December 31, 2014	660,635	36

Exercisable at December 31, 2013	—	$—
Exercisable at December 31, 2014	88,445	34.54

Summary Of Additional Stock Option Information

	Options Outstanding			Options Exercisable
Range of Exercise Prices per Option	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value
$32.53 to $37.06	386,119	4.7	$13,634,984	49,228	4.1	$1,788,414
$37.07 to $39.45	39,217	3.1	1,246,599	39,217	3.1	1,246,599
$39.46 to $40.25	235,299	5.7	6,823,643	—	0	—
	660,635	5	$21,705,226	88,445	3.6	$3,035,013

MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Valuation Assumptions

Year Ended December 31,
2014
Fair value per option grant	$11.44
Assumptions
Dividend yield	—
Expected volatility	31.7%
Risk-free interest rate	1.37%
Expected life	4.6 years

Murphy Oil Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Valuation Assumptions

Years Ended December 31,
2012 and 2011
Fair value per option grant	12.37 - 20.34
Assumptions
Dividend yield	1.80% - 2.27%
Expected volatility	37.00% - 39.62%
Risk-free interest rate	0.55% - 2.10%
Expected life	4.00 yrs. - 5.20 yrs.

Restricted Stock Units [Member] | MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Unit Activity

(Number of units)	Employee RSU's
Outstanding at December 31, 2012	—
Granted	352,522
Vested and issued	(509)
Forfeited	(4,915)
Outstanding at December 31, 2013	347,098
Granted	93,025
Vested and issued	(20,680)
Forfeited	(22,428)
Outstanding at December 31, 2014	397,015

Restricted Stock Units [Member] | 2013 Stock Plan For Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Unit Activity

(Number of units)	Director RSU's
Outstanding at December 31, 2012	—
Granted	28,413
Vested and issued	—
Forfeited	—
Outstanding at December 31, 2013	28,413
Granted	22,437
Vested and issued	—
Forfeited	—
Outstanding at December 31, 2014	50,850

Performance Units [Member] | MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Unit Activity

(Number of units)	Employee PSU's
Outstanding at December 31, 2013	—
Granted	78,500
Vested and issued	—
Forfeited	(6,500)
Outstanding at December 31, 2014	72,000